INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS

13. INTANGIBLE ASSETS

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Cost
As of beginning of the year	—	—
Addition	7	—
As of end of the year	7	—

Accumulated amortization
As of beginning of the year	—	—
Amortization for the year	(1)	—
As of end of the year	(1)	—

Carrying amount
At December 31, 2022 and 2021	6	—

Intangible assets consisted of a purchased software license as of December 31, 2022. The Company had no intangible assets as of December 31, 2021. The amortization expense for the years ended December 31, 2022 and 2021 were RMB 1,000 and RMB nil.